SCHEDULE OF RESTATEMENT FINANCIAL STATEMENTS (Details) - USD ($)	2 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Additional paid-in capital	$ 10	$ 10	$ 10
Accumulated deficit	(517)	(20,517)	(20,517)
Total Shareholders' deficit	(517)	(20,517)	(20,517)
Total liabilities and stockholders' equity
Loss from operations	517	20,517
Loss before provision for income taxes	(517)	(20,517)
Net income (loss)	$ (517)	(20,517)
PRIMEGEN US, INC. [Member]
Operating right-of-use asset		333,811	333,811		$ 417,263	$ 584,169
Total assets		1,422,681	1,422,681		1,798,963	4,936,498
Additional paid-in capital		36,623,542	36,623,542		32,555,508	29,039,512
Accumulated deficit		(39,297,017)	(39,297,017)		(32,329,989)	(25,564,693)
Total Shareholders' deficit		(2,672,246)	(2,672,246)		226,746	3,476,023
Total liabilities and stockholders' equity		$ 1,422,681	1,422,681		1,798,963	4,936,498
General and administrative			5,295,556	$ 2,362,645	2,969,827	10,101,125
Total operating expenses			7,005,729	3,902,906	6,511,986	14,090,033
Loss from operations			6,925,253	3,902,906	6,511,986	14,090,033
Loss before provision for income taxes			(6,966,228)	(3,902,395)	(6,764,496)	(14,143,928)
Net income (loss)			(6,967,028)	(3,903,195)	(6,765,296)	(14,144,728)
Amortization of right of use asset			$ 83,452	$ 83,453	166,906	176,364
Previously Reported [Member] | PRIMEGEN US, INC. [Member]
Operating right-of-use asset					88,543	123,961
Total assets					1,470,243	4,476,290
Additional paid-in capital					32,029,556	28,513,560
Accumulated deficit					(32,132,757)	(25,498,949)
Total Shareholders' deficit					(101,974)	3,015,815
Total liabilities and stockholders' equity					1,470,243	4,476,290
General and administrative					2,838,339	10,035,381
Total operating expenses					6,380,498	14,024,289
Loss from operations					6,380,498	14,024,289
Loss before provision for income taxes					(6,633,008)	(14,078,184)
Net income (loss)					(6,633,808)	(14,078,984)
Amortization of right of use asset					35,418	110,620
Revision of Prior Period, Adjustment [Member] | PRIMEGEN US, INC. [Member]
Operating right-of-use asset					328,720	460,208
Total assets					328,720	460,208
Additional paid-in capital					525,952	525,952
Accumulated deficit					(197,232)	(65,744)
Total Shareholders' deficit					328,720	460,208
Total liabilities and stockholders' equity					328,720	460,208
General and administrative					131,488	65,744
Total operating expenses					131,488	65,744
Loss from operations					131,488	65,744
Loss before provision for income taxes					(131,488)	(65,744)
Net income (loss)					(131,488)	(65,744)
Amortization of right of use asset					$ 131,488	$ 65,744